BORROWINGS - Narrative (Details) - USD ($)		12 Months Ended
	Jan. 06, 2023	Dec. 31, 2022		Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 46,693,000,000		$ 29,076,000,000
Current borrowings		0		0
Non-recourse borrowings in subsidiaries of the partnership		3,758,000,000	[1]	2,062,000,000
Non-recourse borrowings in subsidiaries of the partnership		40,835,000,000	[1]	25,395,000,000
Proportion of voting rights held in joint operation	53.00%
Revolving Credit Facility
Disclosure of detailed information about borrowings [line items]
Borrowings		2,100,000,000
Revolving Credit Facility
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 2,100,000,000		$ 1,619,000,000
Revolving Credit Facility | Floating interest rate | LIBOR or Bankers' Acceptance Rate
Disclosure of detailed information about borrowings [line items]
Basis spread on variable rate		2.50%
Revolving Credit Facility | Floating interest rate | Base Rate or Prime Rate
Disclosure of detailed information about borrowings [line items]
Basis spread on variable rate		1.50%
Brookfield Credit Agreements
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities		$ 2,300,000,000
Credit facility, maximum borrowing capacity		$ 1,000,000,000
Renewal period		1 year
Brookfield Credit Agreements | At April 27, 2023
Disclosure of detailed information about borrowings [line items]
Credit facility, maximum borrowing capacity		$ 500,000,000
Brookfield Credit Agreements | Floating interest rate | LIBOR or Bankers' Acceptance Rate
Disclosure of detailed information about borrowings [line items]
Basis spread on variable rate		3.45%
Brookfield Credit Agreements | Floating interest rate | Base Rate or Prime Rate
Disclosure of detailed information about borrowings [line items]
Basis spread on variable rate		2.45%

[1]	As adjusted to reflect the adoption of IFRS 17, Insurance Contracts (“IFRS 17”). See Note 2(x) for further details.